Offerings	Sep. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share(4)
Amount Registered | shares	0
Maximum Aggregate Offering Price	$ 17,250,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,640.98
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(3)	Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum offering price.
(4)	Includes ordinary shares that may be issued upon exercise of a 30-day option granted to the underwriters in this offering to cover over-allotments, if any.
(5)	No fee required pursuant to Rule 457(g).
(6)	We have agreed to issue to the representative of the underwriters warrants (the “Representative’s Warrants”) to purchase up to 5.0% of the ordinary shares sold in this offering at 120% of the public offering price per share.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representative's Warrants(4)(5)(6)
Amount Registered | shares	0
Amount of Registration Fee	$ 0
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(3)	Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum offering price.
(4)	Includes ordinary shares that may be issued upon exercise of a 30-day option granted to the underwriters in this offering to cover over-allotments, if any.
(5)	No fee required pursuant to Rule 457(g).
(6)	We have agreed to issue to the representative of the underwriters warrants (the “Representative’s Warrants”) to purchase up to 5.0% of the ordinary shares sold in this offering at 120% of the public offering price per share.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share, issuable upon exercise of the Representative's Warrants(4)
Amount Registered | shares	0
Maximum Aggregate Offering Price	$ 1,035,000
Amount of Registration Fee	$ 158.50
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(3)	Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum offering price.
(4)	Includes ordinary shares that may be issued upon exercise of a 30-day option granted to the underwriters in this offering to cover over-allotments, if any.
(5)	No fee required pursuant to Rule 457(g).
(6)	We have agreed to issue to the representative of the underwriters warrants (the “Representative’s Warrants”) to purchase up to 5.0% of the ordinary shares sold in this offering at 120% of the public offering price per share.